Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
5. Leases
We lease our offices and do not own any real estate. Our corporate headquarters is located in Burlington, Massachusetts. We lease office space domestically and internationally in various locations for our operations, including facilities located in Austin, Texas; Bucharest, Romania; Calgary, Canada; Coimbra, Portugal; Dundee, United Kingdom; Edinburgh, United Kingdom; Emmeloord, Netherlands; Lisbon, Portugal; Manila, Philippines; Minsk, Belarus; Morrisville, North Carolina; Ottawa, Canada; Sydney, Australia; Utrecht, Netherlands; and Vienna, Austria. In addition, we lease certain information technology, office and other equipment. Our leases are all classified as operating and generally have remaining terms of less than one year to 10.4 years.
The components of operating lease costs for the years ended December 31, 2021 and 2020 were as follows:

	Year Ended December 31,
	2021	2020
	(in thousands)
Operating lease costs	$5,444	$4,370
Variable lease costs(1)	1,046	976
Short-term lease costs	476	39
Total lease costs	$6,966	$5,385
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(1)Primarily includes common area maintenance and other service charges for leases in which we pay a proportionate share of those costs as we have elected to not separate lease and non-lease components for our office leases.
Maturities of our operating lease liabilities as of December 31, 2021 were as follows:

December 31, 2021
(in thousands)
2022	$7,773
2023	8,623
2024	8,274
2025	6,844
2026	6,887
Thereafter	22,455
Total minimum lease payments	60,856
Less: imputed interest	(18,204)
Present value of operating lease liabilities	$42,652
As of December 31, 2021, the weighted-average remaining lease term of our operating leases was 8.4 years and the weighted-average discount rate used in the calculation of our lease liabilities was 4.1%.